Expense Example {- Fidelity® Series Stock Selector Large Cap Value Fund} - 01.31 Fidelity Series Stock Selector Large Cap Value Fund Series PRO-10 - Fidelity® Series Stock Selector Large Cap Value Fund - Fidelity Series Stock Selector Large Cap Value Fund-Default
Apr. 01, 2021 USD ($)
Expense Example:
1 year	$ 1
3 years	3
5 years	6
10 years	$ 13